Risks Arising from Financial Instruments - Summary of Foreign Exchange Results Recognized on Unhedged and Hedged Exposures (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net foreign exchange results [line items]
Net foreign exchange	$ 43	$ (180)	$ 19
Economic Hedges [Member]
Net foreign exchange results [line items]
Net foreign exchange	(181)	6	(210)
Other Results - Not Hedged [Member]
Net foreign exchange results [line items]
Net foreign exchange	$ 195	$ (186)	$ 230